Short-term bank loans and other debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Short-Term Loans
	December 31,	June 30,
	2013	2014
	US$	US$
	(Audited)	(Unaudited)
Loan from Bank of Zhengzhou
Due February 21, 2014, at 7.20% per annum	23,290,525	—
	23,290,525	—

Loan from Bank of Shanghai
Due December 25, 2014, at 7.46% per annum	—	73,137,433
	—	73,137,433

Loan from China Fortune International Trust Co., Ltd
Due February 25, 2015, at 11% per annum	—	40,631,907
	—	40,631,907

Loan from ICBC Credit Suisse Investment Management Co., Ltd.
Due April 3, 2015, at 11% per annum	—	24,379,144
	—	24,379,144

Loan from Bridge Trust Co., Ltd
Due June 24, 2015, at 12.5% per annum	—	32,505,527
	—	32,505,527

Total short-term bank loans and other debt	23,290,525	170,654,011